Document and Entity Information	Nov. 29, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2022
Entity File Number	001-40183
Entity Registrant Name	SANDBRIDGE X2 CORP
Entity Central Index Key	0001842729
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1544667
Entity Address, Address Line One	725 5th Ave
Entity Address, Address Line Two	23rd floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	292-7870
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	SBII.U
Security Exchange Name	NYSE
Shares of Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	SBII
Security Exchange Name	NYSE
Redeemable warrants included as part of the Units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the Units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50